US SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.    Name and Address of Issuer:

                                 Citizens Investment Trust
                                 One Harbour Place
                                 Portsmouth, NH 03801

2.    Name of each series or class of funds for which this notice is filed:

      Working Assets Money Market Portfolio - Retail; Working Assets Money Market Portfolio - Institutional; Citizens Income Portfolio; Citizens Emerging Growth Portfolio; Citizens Global Equity Portfolio; Muir California Tax-Free Income Portfolio; Citizens Index Portfolio - Retail; Citizens Index Portfolio Institutional; and E-Fund.

3.    Investment Company Act File Number:

                                 811-3626

      Securities Act File Number:

                                 2-80886

4.    Last day of fiscal year for which this notice is filed:

                                 June 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                 [ ]

6.    Date of termination of issuer's declaration under rule
      24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           0 Shares              $0


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8.    Number and amount of securities registered during the
      fiscal year other than pursuant to rule 24f-2:

           0 Shares              $0

9. Number and aggregate sale price of securities sold during the fiscal year:

           202,996,995 shares    $341,572,584

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           202,996,995 shares    $341,572,584

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instructions B.7):

           5,779,352 shares      $13,307,141

12.   Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year in
            reliance on rule 24f-2 (from item 10):                 $341,572,584

      (ii)  Aggregate price of shares issued
            in connection with dividend
            reinvestment plans (from Item 11,
            if applicable):                                       +$ 13,307,141

                                                                  =$354,879,725

      (iii) Aggregate price of shares redeemed
            or repurchased during the fiscal
            year (if applicable):                                 -$276,209,914

      (iv)  Aggregate price of shares redeemed
            or repurchased and previously
            applied as a reduction to filing
            fees pursuant to rule 24e-2 (if
            applicable):                                          +$ 0

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus
            line (ii), less line (iii), plus line
            (iv)] (if applicable):                                 $ 78,669,811

      (vi)  Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation (see                      X 0.00030303
            Instruction C.6):

      (vii) Fee due [line (i) or line (v)
            multiplied by line (vi)]:                               $ 23,839.34

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures

                                 [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                 August 28, 1997



                                 Signatures

      This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated:

      By (Signature and Title)*: JOSEPH F. KEEFE
                                ----------------------------------
                                 Joseph F. Keefe
                                 General Counsel

Date:                            August 28, 1997

August 28, 1997

Citizens Investment Trust
One Harbour Place
Portsmouth, NH 03801

RE:   Rule 24f-2 Notice



Ladies and Gentlemen:

I have acted as counsel to Citizens Investment Trust, a Massachusetts business trust (the "Trust"), in connection with the Trust's registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, of an indefinite number of Shares of Beneficial Interest (the "Shares") under the Securities Act of 1933, as amended (the "1933 Act"), Pursuant to such Rule 24f-2, the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") on August 28, 1997, with respect to the Trust's fiscal year ended June 30, 1997, in order to make definite in number the registration of 208,776,347 Shares. This opinion is being furnished with a view to your filing the same with the Commission.

In connection with this opinion, I have done the following:

      (a) Verified the existence of the Trust and confirmed its annual registration with the Secretary of State of the Commonwealth of Massachusetts;

      (b) examined the Trust's Declaration of Trust and all amendments thereto, as contained in the corporate files of Citizens Trust;

      (c) verified that the issuance of the Shares was in accordance with the Trust's Declaration of Trust and By-Laws and the receipt by the Trust of the net asset value of the Shares covered by the Notice; and

      (d) reviewed the Trust's Declaration of Trust and all amendments thereto, the Trust's By-Laws and all amendments thereto and certain votes of the Trustees of the Trust authorizing the issuance of the Shares covered by the Notice.

In such examination, I have assumed the genuineness of all signatures, the conformity to the originals of all of the documents reviewed by us as copies, the authenticity and completeness of all original documents reviewed by us in original or copy form and the legal competence of each individual executing any document.

This opinion is limited solely to federal law and the law of the Commonwealth of Massachusetts (other than Massachusetts securities laws, with respect to which I express no opinion), to the extent such laws apply to or govern the matters covered by this opinion.

Based upon and subject to the foregoing, please be advised that, in my opinion, the 208,776,347 Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and nonassessable, except that shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

Very Truly Yours,


JOSEPH F. KEEFE
Joseph F. Keefe
General Counsel


cc:  The Trustees of Citizens Trust